CONCENTRATIONS OF BUSINESS AND CREDIT RISK (Details) - Customer Concentration Risk - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable
Accounts Receivable	$ 5,240,179
One Customer 2021 | Revenue Benchmark
Concentration Risk, Percentage	36.00%	29.00%
One Customer 2021 | Accounts Receivable
Accounts Receivable		$ 2,403,097